Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Crowdstrike Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | DraftKings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Crowdstrike Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | DraftKings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | MongoDB, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Domino's Pizza, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Crowdstrike Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | DraftKings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%